SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Income Taxes (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Subsidiary	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Income Tax [Abstract]
Income tax rate	0.00%
Income tax expense	$ 48	$ (10)	$ 120
Norwegian Tax Administration [Member]
Income Tax [Abstract]
Number of wholly owned subsidiaries | Subsidiary	2
Income tax rate	22.00%	22.00%	22.00%
Income tax expense	$ 48	$ 10	$ 120